Accounts receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts receivable
4. Accounts receivable:

	December 31,
	2023	2022
Customer trade receivables	$83,175	$82,533
Other receivables	6,709	19,355
Income tax receivable	1,369	818
Due from related parties (note 20)	1,671	3,974
Allowance for credit losses	(4,847)	(5,040)
	$88,077	$101,640